Transactions with Related Parties (Details Narrative)	6 Months Ended	12 Months Ended
	Jul. 03, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 21, 2016 USD ($)	Dec. 31, 2021 USD ($)	Dec. 30, 2020	Aug. 03, 2018	Dec. 31, 2014
Vessels acquired		0
Long-Term Investments		$ 1,676,000					$ 1,567,000
Augustea Technoservices Ltd. and affiliates [Member]
Vessels acquired									16
Expiration date of agreement		June 2022	June 2022
Oaktree Capital Management L.P. [Member]
Number of directors		3	3
Euro Member Countries, Euro
Foreign Currency Exchange Rate, Translation		1.07
Management and Directors Fees [Member]
Executive consultancy fees		$ 541,000
Management and Directors Fees [Member] | Non - Employee Directors [Member]
Executive consultancy fees		15,000
Management and Directors Fees [Member] | Chairman of Audit Committee [Member]
Executive consultancy fees		15,000
Management and Directors Fees [Member] | Audit Committee Member [Member]
Executive consultancy fees		7,500
Management and Directors Fees [Member] | Attendance Of Meetings [Member]
Executive consultancy fees		5,000
Combine Marine Ltd [Member]
Rent expense per month		$ 2,700	€ 2,500,000
Lease expiration date		January 2024	January 2024
Alma Properties [Member]
Rent expense per month			€ 300			$ 300
Oaktree Shareholder Agreement [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		9	9
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 40% ore more [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		4	4
Oaktree Shareholder Agreement [Member] | Beneficial Ownershio of 25% or more but less than 40% [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		3	3
Oaktree Shareholder Agreement [Member] | Beneficial Ownership of 15% or more but less than 25% [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		2	2
Oaktree Shareholder Agreement [Member] | Beneficial ownership of 5% or more but less than 15% [Member] | Oaktree Capital Management L.P. [Member]
Number of directors		1	1
Piraeus Bank S. A. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 50,350,000
Maturity date	September 2021
Interchart [Member]
Ownership percentage										33.00%
Monthly lump sum fee		$ 345,000		$ 315,000	$ 325,000
Expiration date of agreement		Dec. 31, 2022	Dec. 31, 2022
Starocean [Member]
Ownership percentage		25.00%
Starocean [Member] | Held By Local Entrepreneurs [Member]
Ownership percentage		75.00%
CCL Pool [Member]
Ownership percentage		33.00%						25.00%
Long-Term Investments		$ 125,000